Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2014	December 31, 2013
	$	$
Revolving Credit Facilities due through 2018	453,593	580,593
Term Loans due through 2021	155,805	164,041

	609,398	744,634
Less current portion	(51,959)	(25,246)

Total	557,439	719,388